Securities - Summary of securities classified at fair value through profit and loss and at fair value through other comprehensive income (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	R$ 26,528,396	R$ 7,983,002
Financial assets at fair value through other comprehensive income	2,616,118	695,778
Fair value [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	22,443,392	6,290,971
Financial assets at fair value through other comprehensive income	2,616,118	695,778
Fair value [member] | Agribusiness receivables certificates [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	589,525	85,874
Fair value [member] | Bank deposit certificates [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	246,827	171,725
Fair value [member] | Brazilian government bonds [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	15,494,046	3,853,534
Fair value [member] | Certificate of real estate receivable [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	75,123	207,167
Fair value [member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	885,068	326,403
Fair value [member] | Financial credit bills [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	106,759	44,663
Fair value [member] | Investment funds [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	3,047,198	279,013
Fair value [member] | Others [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	178,200	167,716
Fair value [member] | Real estate credit bill [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	1,300	4,883
Fair value [member] | Structured transaction certificate [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	256,381	22,949
Fair value [member] | Stocks issued by public-held company [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	1,562,965	1,127,044
Fair value [member] | National treasury bill [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	2,616,118	695,778
Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	22,332,936	6,262,735
Financial assets at fair value through other comprehensive income	2,608,325	688,731
Gross carrying amount [member] | Agribusiness receivables certificates [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	598,085	85,668
Gross carrying amount [member] | Bank deposit certificates [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	244,071	172,451
Gross carrying amount [member] | Brazilian government bonds [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	15,404,300	3,826,902
Gross carrying amount [member] | Certificate of real estate receivable [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	75,922	208,442
Gross carrying amount [member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	885,344	325,459
Gross carrying amount [member] | Financial credit bills [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	98,068	45,040
Gross carrying amount [member] | Investment funds [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	3,047,198	279,013
Gross carrying amount [member] | Others [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	178,589	167,714
Gross carrying amount [member] | Real estate credit bill [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	1,282	3,697
Gross carrying amount [member] | Structured transaction certificate [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	237,112	21,275
Gross carrying amount [member] | Stocks issued by public-held company [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	1,562,965	1,127,074
Gross carrying amount [member] | National treasury bill [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	R$ 2,608,325	R$ 688,731